Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2023 and 2022:

(in thousands)	Notes	2023	2022

Cash collateral	(14)	$87,666	$21,083
Income taxes receivable	(17)	60,639	53,394
Prepaid expenses		44,854	50,958
Fair value of derivative instruments	(14)	43,230	111,617
Other receivables		38,177	19,026
Value added tax		19,911	28,130
Contract assets	(4)	15,039	9,768
Total prepaid expenses and other current assets		$309,516	$293,976